Quarterly Holdings Report
for
Fidelity® SAI Sustainable Emerging Markets Equity Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ESP-NPRT3-0926
1.9905640.104
Common Stocks - 94.2%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	6,537	518,515
BRAZIL - 4.3%
Consumer Discretionary - 1.1%
Household Durables - 0.4%
Cury Construtora e Incorporadora SA	90,603	537,811
Specialty Retail - 0.7%
Vibra Energia SA	124,108	882,612
TOTAL CONSUMER DISCRETIONARY		1,420,423
Financials - 1.6%
Banks - 1.4%
Itau Unibanco Holding SA	101,314	857,216
NU Holdings Ltd/Cayman Islands Class A (a)	63,159	905,069
		1,762,285
Capital Markets - 0.2%
Banco BTG Pactual SA unit	25,014	280,283
TOTAL FINANCIALS		2,042,568
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	49,687	368,647
Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA ADR	51,238	254,140
Utilities - 1.1%
Electric Utilities - 0.2%
Axia Energia SA	24,707	257,444
Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	128,063	699,791
Cia de Saneamento de Minas Gerais Copasa MG	32,645	413,251
		1,113,042
TOTAL UTILITIES		1,370,486
TOTAL BRAZIL		5,456,264
CHILE - 0.3%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	931,899	194,158
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	5,583	275,020
TOTAL CHILE		469,178
CHINA - 26.1%
Communication Services - 4.9%
Entertainment - 0.9%
Netease Inc	12,323	327,868
Netease Inc ADR	6,405	853,594
		1,181,462
Interactive Media & Services - 4.0%
Baidu Inc A Shares (a)	12,176	168,669
Tencent Holdings Ltd	80,955	4,946,593
		5,115,262
TOTAL COMMUNICATION SERVICES		6,296,724
Consumer Discretionary - 6.7%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	201,168	341,163
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	30,671	174,433
		515,596
Automobiles - 0.6%
BYD Co Ltd H Shares	62,162	743,137
Broadline Retail - 4.2%
Alibaba Group Holding Ltd	241,836	3,683,985
Alibaba Group Holding Ltd ADR	2,124	259,659
JD.com Inc A Shares	19,669	323,555
JD.com Inc ADR	13,817	456,099
PDD Holdings Inc Class A ADR (a)	7,465	661,100
		5,384,398
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	36,497	214,030
Hotels, Restaurants & Leisure - 1.3%
H World Group Ltd ADR	3,611	154,154
Luckin Coffee Inc ADR (a)	8,658	303,030
Meituan B Shares (a)(b)(c)	56,174	663,217
Trip.com Group Ltd ADR (a)	4,104	192,929
Yum China Holdings Inc	7,344	353,834
		1,667,164
TOTAL CONSUMER DISCRETIONARY		8,524,325
Consumer Staples - 0.5%
Beverages - 0.4%
Kweichow Moutai Co Ltd A Shares (China)	2,252	450,030
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares	19,441	145,638
TOTAL CONSUMER STAPLES		595,668
Financials - 5.0%
Banks - 2.8%
China Construction Bank Corp H Shares	2,304,141	2,703,739
China Merchants Bank Co Ltd H Shares	66,945	434,497
Industrial & Commercial Bank of China Ltd H Shares	475,527	455,372
		3,593,608
Insurance - 2.2%
China Life Insurance Co Ltd H Shares	212,218	790,162
China Pacific Insurance Group Co Ltd H Shares	33,718	131,390
PICC Property & Casualty Co Ltd H Shares	376,315	786,949
Ping An Insurance Group Co of China Ltd H Shares	149,780	1,118,973
		2,827,474
TOTAL FINANCIALS		6,421,082
Health Care - 2.1%
Biotechnology - 0.2%
Innovent Biologics Inc (a)(b)(c)	24,047	265,846
Life Sciences Tools & Services - 1.1%
Wuxi Apptec Co Ltd H Shares (b)(c)	64,524	1,322,173
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	207,672	362,520
Hansoh Pharmaceutical Group Co Ltd (b)(c)	123,824	508,092
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	27,054	196,978
		1,067,590
TOTAL HEALTH CARE		2,655,609
Industrials - 3.7%
Electrical Equipment - 1.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	17,665	1,035,030
Ningbo Deye Technology Corp A Shares (China)	68,731	833,289
Sieyuan Electric Co Ltd A Shares (China)	22,045	510,689
		2,379,008
Machinery - 1.8%
Airtac International Group	17,481	708,320
Sany Heavy Industry Co Ltd A Shares (China)	110,041	334,932
Weichai Power Co Ltd H Shares	300,108	1,260,527
		2,303,779
TOTAL INDUSTRIALS		4,682,787
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	31,679	269,813
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	10,754	165,074
		434,887
Semiconductors & Semiconductor Equipment - 1.0%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	8,725	306,020
CXMT Corp A Shares	25,392	201,157
Montage Technology Co Ltd A Shares (China)	26,723	809,561
		1,316,738
Software - 0.1%
Z AI Co Ltd H Shares	1,100	138,510
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	162,944	597,920
TOTAL INFORMATION TECHNOLOGY		2,488,055
Materials - 1.3%
Metals & Mining - 1.3%
MMG Ltd (a)	876,521	937,725
Zijin Mining Group Co Ltd H Shares	175,733	744,844
TOTAL MATERIALS		1,682,569
TOTAL CHINA		33,346,819
GREECE - 0.8%
Financials - 0.8%
Banks - 0.8%
Eurobank SA	65,292	335,047
National Bank of Greece SA	38,059	706,593

TOTAL GREECE		1,041,640
HONG KONG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Gold International Co Ltd	31,897	480,749
HUNGARY - 0.8%
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	7,059	1,044,590
INDIA - 6.1%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	52,343	1,081,655
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	4,367	155,539
Hotels, Restaurants & Leisure - 0.4%
MakeMyTrip Ltd (a)	8,366	476,444
TOTAL CONSUMER DISCRETIONARY		631,983
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd	67,203	920,348
Financials - 3.0%
Banks - 2.7%
Axis Bank Ltd	25,173	324,246
HDFC Bank Ltd/Gift City	159,802	1,251,867
HDFC Bank Ltd/Gift City ADR	9,074	217,141
ICICI Bank Ltd	79,729	1,198,574
State Bank of India	33,951	365,491
		3,357,319
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	4,181	114,577
Consumer Finance - 0.2%
Bajaj Finance Ltd	18,724	223,891
TOTAL FINANCIALS		3,695,787
Industrials - 0.9%
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	18,514	763,827
Passenger Airlines - 0.3%
InterGlobe Aviation Ltd (b)(c)	7,029	380,710
TOTAL INDUSTRIALS		1,144,537
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	26,265	312,085
TOTAL INDIA		7,786,395
INDONESIA - 0.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telkom Indonesia Persero Tbk PT	3,222,840	470,505
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	1,694,505	593,882
TOTAL INDONESIA		1,064,387
KOREA (SOUTH) - 17.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Kia Corp	3,139	279,627
Consumer Staples - 0.5%
Personal Care Products - 0.5%
APR Corp/Korea	2,952	647,313
Financials - 2.4%
Banks - 2.0%
KB Financial Group Inc	9,554	1,104,792
Shinhan Financial Group Co Ltd	15,872	1,088,650
Woori Financial Group Inc	15,506	354,659
		2,548,101
Insurance - 0.4%
Hyundai Marine & Fire Insurance Co Ltd (a)	18,107	475,878
TOTAL FINANCIALS		3,023,979
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (a)(b)(c)	582	591,619
Industrials - 1.7%
Electrical Equipment - 1.1%
Doosan Enerbility Co Ltd (a)	12,058	545,992
LS Electric Co Ltd	6,587	819,485
		1,365,477
Industrial Conglomerates - 0.6%
SK Square Co Ltd	1,214	824,775
TOTAL INDUSTRIALS		2,190,252
Information Technology - 12.4%
Semiconductors & Semiconductor Equipment - 5.5%
SK Hynix Inc	6,230	6,990,482
Technology Hardware, Storage & Peripherals - 6.9%
Samsung Electronics Co Ltd	51,370	8,834,215
TOTAL INFORMATION TECHNOLOGY		15,824,697
TOTAL KOREA (SOUTH)		22,557,487
MALAYSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
CIMB Group Holdings Bhd	55,377	106,943
MEXICO - 1.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	293,431	373,915
Consumer Staples - 0.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	1,342	171,762
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	77,824	901,293
Regional SAB de CV	18,465	151,626
TOTAL FINANCIALS		1,052,919
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	46,328	547,597
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Corp Inmobiliaria Vesta SAB de CV ADR	8,869	305,892
TOTAL MEXICO		2,452,085
PERU - 0.9%
Financials - 0.9%
Banks - 0.9%
Credicorp Ltd	2,911	1,166,088
PHILIPPINES - 1.0%
Industrials - 1.0%
Transportation Infrastructure - 1.0%
International Container Terminal Services Inc	78,690	1,235,662
POLAND - 1.9%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Allegro.eu SA (a)(b)(c)	48,243	580,946
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	30,714	920,191
Industrials - 0.7%
Professional Services - 0.7%
Benefit Systems SA (a)	649	938,150
TOTAL POLAND		2,439,287
SAUDI ARABIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	35,931	598,451
Saudi National Bank/The	25,073	261,713

TOTAL SAUDI ARABIA		860,164
SINGAPORE - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Sea Ltd Class A ADR (a)	7,157	763,938
SOUTH AFRICA - 2.2%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	12,926	679,166
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	16,223	282,166
Financials - 1.1%
Banks - 0.7%
Capitec Bank Holdings Ltd	1,952	557,365
Standard Bank Group Ltd	16,869	335,896
		893,261
Financial Services - 0.4%
FirstRand Ltd	77,106	461,138
TOTAL FINANCIALS		1,354,399
Materials - 0.4%
Chemicals - 0.4%
Sasol Ltd (a)	43,301	513,134
TOTAL SOUTH AFRICA		2,828,865
TAIWAN - 24.4%
Financials - 0.1%
Banks - 0.1%
E.Sun Financial Holding Co Ltd	158,222	188,801
Industrials - 1.4%
Electrical Equipment - 1.4%
Bizlink Holding Inc	28,344	1,805,478
Information Technology - 22.9%
Communications Equipment - 0.2%
Accton Technology Corp	3,373	218,729
Electronic Equipment, Instruments & Components - 3.3%
Chroma ATE Inc	956	60,089
Delta Electronics Inc	37,710	1,856,104
Elite Material Co Ltd	8,863	1,272,899
Hon Hai Precision Industry Co Ltd	84,088	642,479
Unimicron Technology Corp	18,368	431,168
		4,262,739
Semiconductors & Semiconductor Equipment - 18.8%
ASE Technology Holding Co Ltd	98,397	1,679,876
eMemory Technology Inc	3,851	289,470
MediaTek Inc	23,233	2,476,108
Phoenix Silicon International Corp	31,057	230,440
Taiwan Semiconductor Manufacturing Co Ltd	251,562	18,615,493
Topco Scientific Co Ltd	29,625	452,404
WinWay Technology Co Ltd	1,588	278,858
		24,022,649
Technology Hardware, Storage & Peripherals - 0.6%
Wiwynn Corp	4,624	753,172
TOTAL INFORMATION TECHNOLOGY		29,257,289
TOTAL TAIWAN		31,251,568
THAILAND - 0.9%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	61,604	449,232
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	24,295	136,137
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Airports of Thailand PCL	274,437	520,926
TOTAL THAILAND		1,106,295
TURKEY - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	92,624	667,117
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	30,480	189,543
TOTAL TURKEY		856,660
UNITED ARAB EMIRATES - 0.9%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	132,144	209,387
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Commercial Bank PJSC	161,570	659,828
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	111,180	224,903
TOTAL UNITED ARAB EMIRATES		1,094,118
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd H Shares (a)	24,480	605,570
TOTAL COMMON STOCKS (Cost $86,176,892)		120,533,267

International Equity Funds - 1.6%
	Shares	Value ($)
iShares ESG Aware MSCI EM ETF (Cost $1,890,116)	39,946	2,058,017

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $4,811,321)	3.69	4,810,533	4,811,496

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $92,878,329)	127,402,780
NET OTHER ASSETS (LIABILITIES) - 0.4%	534,329
NET ASSETS - 100.0%	127,937,109

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,025,100 or 3.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,025,100 or 3.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,549,496	36,158,138	34,896,372	98,389	59	175	4,811,496	4,810,533
	3,549,496	36,158,138	34,896,372	98,389	59	175	4,811,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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